Assumptions Used in Black-Scholes Option Pricing Model for Warrants (Detail)	12 Months Ended
Dec. 31, 2016
Tranche I
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.68%
Expected volatility of common stock	70.04%
Dividend yield	0.00%
Expected life of warrants	3 years 10 months 24 days
Tranche A
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.17%
Expected volatility of common stock	80.65%
Dividend yield	0.00%
Expected life of warrants	1 year 10 months 24 days
Tranche B
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.17%
Expected volatility of common stock	80.65%
Dividend yield	0.00%
Expected life of warrants	1 year 10 months 24 days
Tranche C
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.17%
Expected volatility of common stock	80.65%
Dividend yield	0.00%
Expected life of warrants	1 year 10 months 24 days